Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposit from customers	£ 178,090	£ 183,648
Other equity and non-controlling interests	1,991	2,281
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposit from customers	9,700	6,800
Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	14	14
Step-Up Callable Perpetual Reserve Capital Instruments [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	235	235
Perpetual Capital Securities [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity and non-controlling interests	£ 1,756	£ 2,046